Cover Page	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	CAREDX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36536
Entity Tax Identification Number	94-3316839
Entity Address, Address Line One	1 Tower Place,
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	South San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	287-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	CDNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001217234
Amendment Flag	false